Related Parties and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties and Party-in-Interest Transactions

(7) Related Parties and Party-in-Interest Transactions

The Plan invests in shares of mutual funds, a money market fund, and common collective trusts managed by an affiliate of the Trustee and, therefore, transactions in such investments, as well as loans made to participants, qualify as party-in-interest transactions, which are exempt from the prohibited transaction rules. Additionally, the Plan has a number of service providers, which qualify as parties-in-interest. Fees paid by the Plan to parties-in-interest amounted to approximately $557,000 and $579,000 for the years ended December 31, 2025 and 2024, respectively.

The Plan also invests in the Class B common stock fund of Berkshire Hathaway. The Plan had purchases of approximately $1,162,000 and $1,577,000 of Berkshire Class B Common Stock Fund during the years ended December 31, 2025 and 2024, respectively. The Plan had approximately $1,359,000 and $1,134,000 of sales of the Berkshire Class B Common Stock Fund during the years ended December 31, 2025 and 2024, respectively.